Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Situs Holdings, LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Nov 10, 2023
Oct 13, 2023
Dec 12, 2023
Oct 31, 2023
Nov 6, 2023
First Payment Date:
Closing Date:
Rated Final Distribution Date::
Apr 1
1, 2014
Mar 20, 2014
Mar 1
1, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
13
REO Status Report Page
14
REO Additional Detail Page
15
Material Breaches and Document Defects
Page
16
Mortgage Loan Characteristics
Page
17
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Bond/Collateral Realized Loss Reconciliation
Page
24
Additional Loan Detail Page
25
Investor Notice Page
26

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.199000%
A-2
2.790000%
Balance
49,387,000.00
125,716,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.753000%
215,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
4.023000%
246,848,000.00
193,602,195.00
76,286,399.72
649,051.36
76,935,451.08
0.00
117,315,795.28
A-AB
3.552000%
74,468,000.00
32.99
32.99
0.10
33.09
0.00
0.00
X-A
1.124423%
777,479,000.00
259,662,227.99
0.00
243,308.44
243,308.44
0.00
183,375,795.28
X-B
0.424342%
50,816,000.00
50,816,000.00
0.00
17,969.47
17,969.47
0.00
50,816,000.00
X-C
0.500000%
21,596,000.00
21,596,000.00
0.00
8,998.33
8,998.33
0.00
21,596,000.00
X-D
1.564342%
60,979,707.00
59,589,916.88
0.00
77,682.50
77,682.50
0.00
59,589,916.88
A-S
4.345000%
66,060,000.00
66,060,000.00
0.00
239,192.25
239,192.25
0.00
66,060,000.00
100.00%
B
4.805000%
50,816,000.00
50,816,000.00
0.00
203,475.73
203,475.73
0.00
50,816,000.00
100.00%
100.00%
C 5.229342%
D 5.229342%
E
4.729342%
50,816,000.00
54,627,000.00
21,596,000.00
50,816,000.00
54,627,000.00
21,596,000.00
0.00
0.00
0.00
221,445.20
238,052.72
85,112.39
221,445.20
238,052.72
85,112.39
0.00
0.00
0.00
50,816,000.00
54,627,000.00
21,596,000.00
F
3.665000%
11,434,000.00
11,434,000.00
0.00
34,921.34
34,921.34
0.00
11,434,000.00
G
3.665000%
R 0.000000%
PEZ
N/A
49,545,707.00
0.00
0.00
48,155,916.88
0.00
0.00
0.00
0.00
0.00
114,821.15
0.00
0.00
114,821.15
0.00
0.00
-
0.00
0.00
48,155,916.88
0.00
0.00
Totals:
1,016,313,707.00
497,107,144.87
76,286,432.71
2,134,030.97
78,420,463.68
0.00
420,820,712.16
PA
YMENT DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.345000%
B
4.805000%
Balance
0.00
0.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Exchanged
0.00%
0.00%
C
5.229342%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322AAA0
A-2
17322AAB8
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322AAC6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322AAD4
784.29719909
309.04200042
2.62935636
311.67135678
0.00000000
475.25519866
A-AB
17322AAE2
0.00044301
0.00044301
0.00000131
0.00044432
0.00000000
0.00000000
X-A
17322AAJ1
333.97973192
0.00000000
0.31294535
0.31294535
0.00000000
235.85948338
X-B
17322AAK8
1000.00000000
0.00000000
0.35361825
0.35361825
0.00000000
1000.00000000
X-C
17322AAV4
1000.00000000
0.00000000
0.41666667
0.41666667
0.00000000
1000.00000000
X-D
17322AAX0
977.20897347
0.00000000
1.27390746
1.27390746
0.00000000
977.20897347
A-S
17322AAF9
1000.00000000
0.00000000
3.62083333
3.62083333
0.00000000
1000.00000000
B
17322AAG7
1000.00000000
0.00000000
4.00416667
4.00416667
0.00000000
1000.00000000
C
17322AAH5
D 17322AAM4
E
17322AAP7
1000.00000000
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
4.35778492
4.35778492
3.94111825
4.35778492
4.35778492
3.94111825
0.00000000
0.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
F
17322AAR3
1000.00000000
0.00000000
3.05416667
3.05416667
0.00000000
1000.00000000
G
17322AAT9
R
17322AAZ5
PEZ
17322AAL6
971.94933317
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
2.31747922
0.00000000
0.00000000
2.31747922
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
971.94933317
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
193,602,195.00
874,473.03
75,411,926.69
0.00
0.00
117,315,795.28
0.00
A-AB
32.99
0.38
32.61
0.00
0.00
0.00
0.00
A-S
66,060,000.00
0.00
0.00
0.00
0.00
66,060,000.00
0.00
B
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
C
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
D
54,627,000.00
0.00
0.00
0.00
0.00
54,627,000.00
0.00
E
21,596,000.00
0.00
0.00
0.00
0.00
21,596,000.00
0.00
F
11,434,000.00
0.00
0.00
0.00
0.00
11,434,000.00
0.00
G
PEZ
48,155,916.88
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
48,155,916.88
0.00
1,389,790.12
0.00
Totals:
497,107,144.87
874,473.41
75,411,959.30
0.00
0.00
420,820,712.16
1,389,790.12
PRINCI
P
AL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
649,051.36
0.00
0.00
0.00
0.00
649,051.36
0.00
A-AB
0.10
0.00
0.00
0.00
0.00
0.10
0.00
X-A
243,308.44
0.00
0.00
0.00
0.00
243,308.44
0.00
X-B
17,969.47
0.00
0.00
0.00
0.00
17,969.47
0.00
X-C
8,998.33
0.00
0.00
0.00
0.00
8,998.33
0.00
X-D
77,682.50
0.00
0.00
0.00
0.00
77,682.50
0.00
A-S
239,192.25
0.00
0.00
0.00
0.00
239,192.25
0.00
B
203,475.73
0.00
0.00
0.00
0.00
203,475.73
0.00
C
221,445.20
D
238,052.72
E
85,112.39
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
221,445.20
238,052.72
85,112.39
0.00
0.00
0.00
F
34,921.34
0.00
0.00
0.00
0.00
34,921.34
0.00
G
147,076.20
R
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
32,255.05
0.00
0.00
0.00
0.00
0.00
114,821.15
0.00
0.00
644,697.10
0.00
0.00
Totals:
2,166,286.02
0.00
0.00
32,255.05
0.00
2,134,030.97
644,697.10
INTEREST DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

Interest
Fees
Scheduled Interest
2,176,198.38
Master Servicing Fee
7,845.99
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
642.11
Deferred Interest
0.00
Operating Advisor Fee
535.08
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
3,500.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
2,176,198.38
Special Serv Fee plus Adj.
3,500.00
CREFC Intellectual Property
Royalty License Fee
214.08
CCRE Strip
675.10
Principal
Miscellaneous Fee
0.00
Scheduled Principal
874,473.41
Fee Distributions
13,412.36
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
75,411,959.30
0.00
76,286,432.71
Reimbursed for Interest on Advances
0.00
Net ASER Amount
28,755.05
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
28,755.05
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
2,134,030.97
Principal Distribution
Yield Maintenance
76,286,432.71
0.00
Prepayment Premium
0.00
Payments to Certificateholders
78,420,463.68
Total Collections
78,462,631.09
Total Distribution
78,462,631.09
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

Stated Principal Balance
P&I Advances:
Beginning
Ending
497,107,144.87
420,820,712.16
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
732,950.43
Ending pool Factor
0.414066
Ending Loan Count
42
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
2
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.2532700%
Controlling Class:
G
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
Prime Finance CMBS B-Piece Holdco VII, L.P
CCRE Strip for the Distribution Date
675.10
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023

INTEREST ADJUSTMENT RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
3,500.00
0.00
0.00
28,755.05
0.00
1
1,256,993.23
0.00
0.00
0.00
0.00
0.00
0.00
19
1
1,256,993.23
Count:
Totals:
1
3,500.00
0.00
0.00
28,755.05
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
32,255.05
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
19
09/01/2022
6,421,723.59
02/06/2023
6,200,000.00
1
1/21/2022
28,755.05
379,276.20
Count:
1
Totals:
6,421,723.59
6,200,000.00
28,755.05
379,276.20

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
V
arious
01/06/24
05/14/18
2
Mixed Use
AZ
01/01/24
N
239,100.62
0.00
1
1/01/23
0.00
0
168,979.74
39,896,179.51
4.910
0.00
1.42
12/31/22
2A
Mixed Use
AZ
01/01/24
N
212,533.88
0.00
1
1/01/23
0.00
0
150,204.21
35,463,271.14
4.910
0.00
0.00
3
Office
3A Office
4
Multifamily
P
A
12/06/18
P
A
12/06/18
MI
12/06/23
09/06/18
09/06/18
09/06/23
5
Mixed Use
GA
1
1/06/23
N
0.00
5.037
194,070.66
31,355,447.09
1
1/06/23
1
1/06/23
0.00
0
136,252.42
0.00
0.00
12/31/22
12/31/22
12/31/22
03/06/24
N
NY
01/06/24
N
NY
01/06/24
N
NY
02/06/24
N
IL
02/06/24
N
12/31/22
6
V
arious
7
Retail
8
Office
9
Multifamily
10
Office
1
1
Office
CA
03/06/24
N
151,431.33
0.00
125,033.33
0.00
157,455.43
0.00
147,979.63
0.00
135,587.52
0.00
80,927.22
0.00
1
1/06/23
1
1/06/23
1
1/06/23
1
1/06/23
1
1/06/23
1
1/06/23
0.00
0
106,626.43
0.00
0
125,033.33
0.00
0
105,729.00
0.00
0
102,338.37
0.00
0 93,595.95
0.00
0
80,927.22
25,329,014.57
4.880
30,000,000.00
4.840
24,023,188.54
5.100
22,168,295.74
5.350
22,205,899.65
4.886
20,000,000.00
4.699
0.00
2.05
0.00
0.85
0.00
0.00
0.00
1.20
0.00
1.27
0.00
0.00
12
V
arious
13
Retail
14
Mobile Home
15
Multifamily
02/06/19
NY
01/06/24
MI
01/06/24
TX
12/06/23
12/06/18
10/06/23
10/06/23
09/06/23
12/31/22
12/31/22
12/31/22
TX
AZ
IN
05/20/20
AL
16
Retail
17
Retail
18
Multifamily
19
Retail
20
Office
TX
02/06/24
N
01/06/24
N
01/06/24
N
01/01/24
N
01/06/24
N
88,371.43
0.00
80,753.32
0.00
76,555.99
0.00
75,049.98
0.00
72,473.1
1
0.00
1
1/06/23
1
1/06/23
1
1/06/23
09/01/22
1
1/06/23
0.00
0
59,742.19
0.00
0
57,570.04
0.00
0
54,134.30
0.00
6
51,579.92
0.00
0
52,105.65
13,465,103.90
5.142
13,374,718.55
4.990
12,768,144.81
4.915
1
1,256,993.23
5.310
10,961,444.68
5.510
0.00
1.56
0.00
1.47
0.00
2.41
0.00
0.00
0.00
1.61
12/31/22
21
V
arious
1
1/06/23
N
0.00
5.415
70,027.20
10,435,509.60
1
1/06/23
1
1/06/23
0.00
0
48,759.08
0.00
0.00
22
Mixed Use
CA
02/06/24
N
10,407,740.90
5.460
70,094.95
0.00
1
1/06/23
0.00
0
49,032.76
0.00
1.81
12/31/22
23
V
arious
24
Multifamily
25
Multifamily
01/06/24
KY
01/01/24
CA
12/06/23
06/17/22
09/29/23
09/06/23
26
Retail
MS
02/06/24
N
0.00
5.182
57,539.94
8,738,383.54
1
1/06/23
1
1/06/23
0.00
0
39,075.49
0.00
1.79
12/31/22
27
Mixed Use
UT
12/05/23
N
8,776,371.48
4.910
55,258.81
0.00
1
1/05/23
0.00
0
37,183.41
0.00
0.00
28
Office
GA
01/06/24
09/06/23
29
Retail
08/04/20
PA
02/06/24
N
8,830,376.86
4.990
54,425.38
0.00
10/06/23
0.00
B
38,014.16
0.00
1.06
12/31/22
30
Mixed Use CA
12/06/23
10/06/23
31
Lodging
GA
12/06/23
N
7,390,044.64
5.420
49,806.02
0.00
1
1/06/23
0.00
0
34,562.13
0.00
2.07
12/31/22
32
Retail
33
Mixed Use
34 V
arious
35
Mixed Use
FL
01/06/19
WA 02/05/19
01/06/19
NY
01/06/24
12/05/18
01/31/19
07/15/16
06/25/21
36
Retail
TX
01/06/24
N
7,604,014.65
5.165
44,849.96
0.00
1
1/06/23
0.00
0
33,868.75
0.00
1.85
12/31/22
37
Multifamily
TX
1
1/06/23
08/04/23
38
Retail
TX
01/06/24
10/06/23
39
V
arious
01/06/24
N
6,631,600.15
5.240
41,865.26
0.00
1
1/06/23
0.00
0
29,976.90
0.00
1.68
12/31/22

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
40
Retail
CA
01/06/24
10/06/23
41
Retail
CA
01/05/24
N
6,074,301.65
5.420
40,857.82
0.00
1
1/05/23
0.00
0
28,408.22
0.00
2.50
12/31/22
42
Multifamily
V
A
01/06/24
06/04/20
43
Retail
CA
01/05/24
N
39,040.88
0.00
1
1/05/23
0.00
0
26,364.39
5,932,316.39
5.150
0.00
1.86
12/31/22
44
Retail
GA
02/06/24
N
36,939.99
0.00
1
1/06/23
0.00
0
27,426.61
6,151,077.49
5.170
0.00
1.71
12/31/22
45
V
arious
1
1/06/23
N
0.00
5.645
43,272.85
5,020,316.69
1
1/06/23
1
1/06/23
0.00
0
24,494.90
0.00
0.00
46
Multifamily
FL
02/06/19
12/06/18
47
Mobile Home
IL
03/06/24
N
4,364,1
1
1.42
5.015
33,664.20
0.00
1
1/06/23
0.00
0
18,910.01
0.00
1.74
12/31/22
48
Multifamily
TX
1
1/06/23
N
0.00
5.415
32,060.65
4,777,702.58
1
1/06/23
1
1/06/23
0.00
0
22,323.43
0.00
0.00
49
Lodging
50
Multifamily
51
Retail
07/07/20
CO
AZ
LA
03/05/24
N
01/01/24
N
01/05/24
N
34,021.61
0.00
30,712.75
0.00
30,297.96
0.00
1
1/05/23
1
1/01/23
1
1/05/23
0.00
0 20,098.03
0.00
0 21,731.21
0.00
0
20,823.00
4,300,245.00 5.410
4,708,074.13 5.350
4,544,489.01
5.310
0.00
0.00
0.00
0.00
0.00
0.00
52
Retail
V
A
01/06/19
1
1/28/18
53
Multifamily
NC
01/05/24
10/05/23
12/31/22
12/31/22
54
Multifamily
55
Multifamily
56
Office
57
Multifamily
58
Retail
FL
01/01/24
N
IL
02/06/24
N
CA
12/06/23
N
IL
01/06/24
N
CA
01/05/24
N
28,990.69
0.00
28,861.32
0.00
27,191.19
0.00
26,676.65
0.00
27,779.37
0.00
1
1/01/23
1
1/06/23
1
1/06/23
1
1/06/23
1
1/05/23
0.00
0
19,795.65
0.00
0
20,209.65
0.00
0
17,881.50
0.00
0
18,416.90
0.00
0
18,989.21
4,369,566.69
5.250
4,281,892.20
5.470
4,194,256.60
4.940
4,354,284.18
4.903
4,183,601.57
5.260
0.00
0.00
0.00
1.64
0.00
0.00
0.00
1.53
0.00
2.35
12/31/22
59
Multifamily
FL
1
1/06/23
N
0.00
5.310
27,796.29
4,177,587.93
1
1/06/23
1
1/06/23
0.00
0
19,141.59
0.00
0.00
60
Retail
MD
02/06/24
N
27,184.37
0.00
1
1/06/23
0.00
0
18,316.45
4,152,070.48
5.
1
12
0.00
3.27
12/31/22
61
Retail
CO
12/06/23
N
20,886.25
0.00
1
1/06/23
0.00
0
20,886.25
4,900,000.00
4.950
0.00
2.41
12/31/22
62
Retail
DE
1
1/05/23
N
0.00
4.970
26,214.49
4,050,869.84
1
1/06/23
1
1/05/23
0.00
0
17,374.43
0.00
0.00
25,058.62
1
1/06/23
0.00
0
19,230.87
4,188,092.63
5.325
0.00
1.39
12/31/22
24,399.44
1
1/06/23
0.00
0
16,878.59
0.00
5.390
0.00
1.80
12/31/22
63
Retail
64
Office
65
Retail
66
Retail
67
Multifamily
IN 12/06/23
TX
01/01/24
IL
02/06/24
N
TX
12/06/23
N
TX
12/06/23
08/22/23
09/29/23
0.00
3,629,017.01
10/30/23
10/27/16
68
Multifamily
OR
01/06/24
N
0.00
5.480
21,81
1.59
3,227,125.02
1
1/06/23
1
1/06/23
0.00
0
15,259.36
0.00
2.82
12/31/22
0.00
0.00
0.00
1.79
12/31/22
69
Multifamily
70
Retail
71
Self Storage
TX
02/05/24
N
SC
02/05/24
N
AZ
01/05/24
N
21,409.39
0.00
19,186.95
0.00
18,880.44
0.00
1
1/05/23
1
1/05/23
1
1/05/23
0.00
0 14,930.22
0.00
0 12,806.66
0.00
0
12,778.64
3,186,580.93 5.430
2,950,328.43 5.030
2,864,248.33
5.170
0.00
0.00
72
Retail
TX
01/01/24
09/29/23
73
Multifamily
SC
12/06/23
N
2,677,151.34
4.990
17,426.85
0.00
1
1/06/23
0.00
0
1
1,528.91
0.00
0.00
74 V
arious 01/06/24
10/06/23
75
76
77
78
V
arious
Self Storage
Retail
Multifamily
01/06/24
N
V
A
01/05/24
N
GA
02/06/24
N
MI
12/06/23
N
2,494,557.73
1,687,983.23
2,138,925.12
1,570,154.61
0.00
0.00
0.00
0.00
1
1/06/23
1
1/05/23
1
1/06/23
1
1/06/23
0.00
0
1
1,236.74
0.00
0 7,968.00
0.00
0 9,800.50
0.00
0 6,897.01
5.220
16,510.41
5.450
17,81
1.73
5.310
14,231.70
5.090
10,304.37
0.00
0.00
0.00
0.00
0.00
1.92
12/31/22
0.00
0.00
420,820,712.16
3,050,671.79
75,41
1,959.30
Totals:
Count:
80
0.00
2,176,198.38
0.00

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
16
13,465,103.90
Servicer provided no comment
13,465,103.90

REO S
TA
TUS REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
19
AL
Montgomery
Retail
13,500,000.00
1
1,256,993.23
1
1/10/2022
12,535,912.07
6,200,000.00
1
1/21/2022
07/31/2024
808,823.00
Count:
1
Totals:
13,500,000.00
1
1,256,993.23
12,535,912.07
6,200,000.00
808,823.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

20M
to
24.9M
35M
to
39.9M
30M
to
34.9M
10M
to
14.9M
0M
to
4.9M
25M
to
29.9M
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Count
0M
to
4.9M
20
5M
to
9.9M
8
10M
to
14.9M
6
20M
to
24.9M
4
25M
to
29.9M
1
30M
to
34.9M
1
35M
to
39.9M
2
Total
42
$420,820,712.16
100.00%
4
$30,000,000.00
7.13%
8
$75,359,450.65
17.91%
$88,397,383.93
21.01%
12
$25,329,014.57
6.02%
$57,390,103.31
13.64%
16
$72,234,146.07
17.17%
Balance ($)
%
20
$72,1
10,613.63
17.14%
Remaining Principal Balance
24
0
5M
to
9.9M
Count
Balance ($)
%
4.500%
-
4.740%
4.750%
-
4.990%
5.000%
-
5.240%
5.250% - 5.490%
5.500% - 5.740%
1
$20,000,000.00
4.75%
13
$212,769,668.69
50.56%
12
$82,202,772.12
19.53%
15
$94,886,826.67
22.55%
1
$10,961,444.68
2.60%
Total
42
$420,820,712.16
100.00%
Total Weighted Average Rate: 5.06%
0
10
20
30
40
50
Gross Rate
60
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Count
ARIZONA
5
NEW YORK
3
CALIFORNIA
6
ILLINOIS
5
TEXAS
4
UNDEFINED
3
GEORGIA
3
INDIANA
1
ALABAMA
1
COLORADO
2
PENNSYL
V
ANIA
1
UTAH
1
SOUTH CAROLINA
2
LOUISIANA
1
FLORIDA
1
MARYLAND
1
VIRGINIA
1
MICHIGAN
1
Balance ($)
%
$96,306,491.66
22.89%
$76,191,484.28
18.1
1%
$50,792,217.1
1
12.07%
$39,394,280.08
9.36%
$35,217,144.16
8.37%
$34,455,172.45
8.19%
$15,680,047.25
3.73%
$12,768,144.81
3.03%
$1
1,256,993.23
2.68%
$9,200,245.00
2.19%
$8,830,376.86
2.10%
$8,776,371.48
2.09%
$5,627,479.77
1.34%
$4,544,489.01
1.08%
$4,369,566.69
1.04%
$4,152,070.48
0.99%
$1,687,983.23
0.40%
$1,570,154.61
0.37%
Total
42
$420,820,712.16
100.00%
Geographic Distribution by State
4
8
12
16
20
24
0
ARIZONA
NEW YORK
CALIFORNIA
ILLINOIS
TEXAS
UNDEFINED
GEORGIA
INDIANA
ALABAMA
COLORADO
PENNSYLVANIA
UTAH
SOUTH CAROLINA
LOUISIANA
FLORIDA
MARYLAND
VIRGINIA
MICHIGAN
Count
Lodging
2
Mixed Use
4
Mobile
Home
Park
1
Multifamily
9
Office
5
Balance ($)
%
$1
1,690,289.64
2.78%
$94,543,563.03
22.47%
$4,364,1
1
1.42
1.04%
$60,084,144.63
14.28%
$81,384,789.47
19.34%
Retail
16
$129,746,409.96
30.83%
Self Storage
2
$4,552,231.56
1.08%
Various
Total
Property
T
ype
Lodging
2.8
Mixed Use
22.5
Mobile Home Park
1.0
3
$34,455,172.45
8.19%
Office
42
$420,820,712.16
100.00%
19.3
Retail
30.8
Various
Self Storage
8.2
1.1
Lodging
2.8%
Mixed Use
22.5%
Mobile Home Park
1.0%
Multifamily
14.3%
Office
19.3%
Retail 30.8% Self
Storage
1.1%
Various
8.2%
Multifamily
Total:
100.0%
14.3

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
114 -
116
117 -
119
Months
20
Total Weighted Average Seasoning:
118
40
Total
42
$420,820,712.16
100.00%
Count
Balance ($)
%
80
4
$53,993,370.99
12.83%
38
$366,827,341.17
87.17%
60
Seasoning
100
0
114 -
116
117 -
119
0 -
2
26
3 -
5
16
Total
42
Months
Count
10
20
Total Weighted Average Remaining Months:
2
30
$158,1
19,755.32
37.57%
$420,820,712.16
100.00%
40
60
Balance ($)
%
$262,700,956.84
62.43%
50
Remaining
T
erm to Maturity
70
0
0 -
2
3 -
5

1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.000 - 3.490
4.500 - 4.990
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
0.000
-
0.490
1.000
-
1.490
1.500
-
1.990
2.000
-
2.490
2.500 - 2.990
3.000 - 3.490
4.500 - 4.990
1
Total
42
Total Weighted Average DSCR:
1.28
$4,900,000.00
1.16%
0
$420,820,712.16
100.00%
1
$4,152,070.48
0.99%
5
6
$89,908,862.36
21.37%
20
15
$145,799,022.33
34.65%
15
4
$51,561,505.67
12.25%
1
$4,183,601.57
0.99%
10
Count
Balance ($)
%
25
14
$120,315,649.75
28.59%
30
DSCR
35
.
-
.
0 000
0 490
Amortizing Balloon
36.76%
IO Maturity Balloon
13.05%
IO/Amortizing/Balloon
50.20%
Amortizing Balloon
36.76%
IO Maturity Balloon
13.05%
IO/Amortizing/Balloon 50.20%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
IO Maturity Balloon
IO/Amortizing/Balloon
Total
24
$154,678,147.68
36.76%
3
$54,900,000.00
13.05%
15
$2
1
1,242,564.48
50.20%
42
$420,820,712.16
100.00%
Amortization
T
ype

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,256,993.23
2.7%
9
75,569,593.12
18.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,280,463.29
2.3%
10
75,698,592.47
15.2%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,305,486.49
2.0%
5
76,212,408.14
13.3%
Aug 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,328,735.83
1.7%
1
6,755,004.14
1.0%
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,351,879.34
1.7%
0
0.00
0.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,376,587.92
1.7%
0
0.00
0.0%
May 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,399,513.62
1.7%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,424,012.35
1.7%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,446,722.19
1.7%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,474,382.97
1.7%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,496,863.54
1.7%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,519,241.79
1.7%
0
0.00
0.0%
Nov 2022
1
1
1,543,213.05
1.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2022
1
1
1,565,380.33
1.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2022
0
0.00
0.0%
1
1
1,589,148.33
1.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Current
41
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
409,563,718.93
0.00
97.32% 0.00%
409,580,130.17
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
41
0
409,563,718.93
0.00
97.32%
0.00%
409,580,130.17
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
1
1,256,993.23
2.68%
1
1,589,148.33
1
11,256,993.23
2.68%
11,589,148.33
409,563,718.93
97.32%
409,580,130.17
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
11,256,993.23
2.68%
11,589,148.33
42
420,820,712.16
100.00%
421,169,278.50
Group 1
Current
TOTAL
121
+
days
41
Current
97.3%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
2.7%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
7,951,404.74
14,000,000.00
6,828,051.46
266,437.49
6,561,613.97
1,389,790.77
35
3
Jul 2021
6,828,051.46
266,437.49
6,561,613.97
1,389,790.77
Totals:
Count:
1
7,951,404.74
14,000,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
35
7,951,404.74
1,443,359.98
0.00
0.00
0.00
0.00
Jul 2021
0.00
1,443,359.98
0.00
0.00
35
1,389,790.77
1,443,359.98
0.00
0.00
0.00
Nov 2021
(53,569.21)
1,389,790.77
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
(53,569.21)
1,389,790.77
1,389,790.77
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

ADDITIONAL LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
INVESTOR NOTICE
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
November 2023